Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Millions			1 Months Ended			12 Months Ended
		Feb. 14, 2022 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Jul. 01, 2021 USD ($)	May 31, 2021 $ / shares	Dec. 31, 2020 USD ($)
Class of Stock [Line Items]
Warrant exercise price per share | $ / shares									$ 0.01
Common stock issued						694,975,965	651,576,293
Common stock, shares authorized						7,000,000,000	7,000,000,000
Common stock, par or stated value per share | $ / shares						$ 0.00000003	$ 0.00000003
Cantor Fitzgerald Co. [Member]
Class of Stock [Line Items]
Purchase Obligation | $		$ 250.0
Percentage of common shares volume-weighted average price		99.00%
Upfront commitment fee number of shares issued | shares		145,986
Common Shares Value Available For Sale | $						$ 250.0
Sk [Member]
Class of Stock [Line Items]
Subscription Received | $								$ 100.0
Equity Method Investments | $										$ 200.0
Equity Method Investment, Ownership Percentage										40.00%
Common Shares [Member]
Class of Stock [Line Items]
Public offering shares of common stock	[1]					7,369,000	21,077,155
Roivant Common Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized						7,000,000,000
Common stock, par or stated value per share | $ / shares						$ 0.00000003
Common Stock, Voting Rights						one vote
Stockholders Equity Note Stock Split Exchange Ratio 1						2.9262
Underwritten Public Offering [Member] | Common Shares [Member]
Class of Stock [Line Items]
Public offering shares of common stock			380,000		1,034,483
Net proceeds of common stock | $			$ 12.5		$ 15.0
Immunovant, Inc [Member] | Warrant
Class of Stock [Line Items]
Number of outstanding warrants				5,750,000		5,719,145
Warrant exercise price per share | $ / shares				$ 11.5
Number of exercisable outstanding warrants				11,500,000		11,438,290
Proceeds of warrants | $				$ 65.8
Class Of Warrant Or Right Canceled				61,710
Immunovant, Inc [Member] | Underwritten Public Offering [Member] | Common Shares [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares			$ 33		$ 14.5
Public offering shares of common stock			6,060,606		9,613,365
Net proceeds of common stock | $			$ 188.1		$ 131.0
Immunovant Sciences Ltd [Member]
Class of Stock [Line Items]
Common stock issued			20,000,000				17,547,938

[1]	Retroactively restated for the stock subdivision as described in Note 3.